Related Party (Details Narrative) (10-Q) - USD ($)															9 Months Ended		12 Months Ended
	Sep. 11, 2017	Aug. 24, 2017	Aug. 08, 2017	Aug. 07, 2017	Jul. 05, 2017	Jul. 04, 2017	Jul. 04, 2017	Jul. 02, 2017	May 02, 2017	Jan. 26, 2017	Jan. 22, 2017	Sep. 02, 2016	Dec. 29, 2015	Jan. 25, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Shares issued for services, shares		5,005,435
Fair value of issued common stock													$ 5,400		$ (178,300)	$ (339,000)	$ (339,000)	$ (248,600)
Weighted Average Exercise Price, Options Exercisable																	$ 0.06	$ 0.05
Stock issued during period, shares					1,265,411			632,706
Stock issued during period values																	$ 298,850	$ 9,000
Officer compensation expense															673,636	146,923	175,673	228,330
Stock based bonuses															517,186	$ 15,000
Officer balance owed															$ 93,209		$ 31,343	$ 64,624
CFO [Member]
Shares issued for services, shares	150,000
Fair value of issued common stock	$ 15,000
CFO Geoffrey Lawrence [Member]
Stock issued during period acquisitions, shares			2,000,000
Weighted Average Exercise Price, Options Exercisable			$ 0.17
Stock based volatility rate			273.00%
Call option per share			$ 0.0894
Stock issued during period acquisitions, value			$ 178,765
Mr. Lawrence CFO/CCO[Member]
Fair value of issued common stock							$ 42,200
Stock issued during period acquisitions, shares				2,000,000
Weighted Average Exercise Price, Options Exercisable				$ 0.17
Call option per share				$ 0.0894
Stock issued during period acquisitions, value				$ 178,765
Stock issued during period, shares							250,000
Stock issued during period values							$ 42,200
CEO Mark Bradley [Member]
Stock issued during period acquisitions, shares						1,750,000
Weighted Average Exercise Price, Options Exercisable						$ 0.17	$ 0.17
Stock based volatility rate						226.00%
Call option per share						$ 0.1409	0.1409
Stock issued during period acquisitions, value						$ 246,621
Michael Berk [Member]
Stock issued during period acquisitions, shares						1,750,000
Weighted Average Exercise Price, Options Exercisable						$ 0.17	0.17
Stock based volatility rate						226.00%
Call option per share						$ 0.1409	0.1409
Stock issued during period acquisitions, value						$ 246,621
CEO [Member]
Shares issued for services, shares											2,000,000			1,500,000
Fair value of issued common stock											$ 34,600
Stock issued during period, shares										14,000,000
Stock issued during period values										$ 350,000
CEO [Member] | Warrant [Member]
Stock issued during period, shares										14,000,000
Warrant exercisable, per share										$ 0.05
CEO [Member] | Common Stock [Member]
Shares issued for services, shares														1,500,000
Stock issued during period, shares										14,000,000
Brett Pojunis [Member]
Stock issued during period acquisitions, shares						3,000,000
Weighted Average Exercise Price, Options Exercisable						$ 0.17	0.17
Stock based volatility rate						226.00%
Call option per share						$ 0.1409	$ 0.1409
Stock issued during period acquisitions, value						$ 422,779
Board of Directors [Member]
Weighted Average Exercise Price, Options Exercisable									$ 0.07
Stock based volatility rate									234.00%
Call option per share									$ 0.0525
Number of common stock options shares vested									2,000,000
Stock options exercisable date									May 01, 2020
Call option value									$ 105,083
Board of Directors One [Member]
Weighted Average Exercise Price, Options Exercisable									$ 0.07
Stock based volatility rate									234.00%
Call option per share									$ 0.0525
Number of common stock options shares vested									1,000,000
Stock options exercisable date									May 01, 2020
Call option value									$ 52,542
Three Directors [Member]
Shares issued for services, shares											2,000,000	3,000,000
Fair value of issued common stock											$ 34,600
Three Directors One [Member]
Shares issued for services, shares											3,000,000
Fair value of issued common stock											$ 51,900